Equity (Details)	Apr. 04, 2025 shares
Total Class A common shares [Member]
Common stock, issued	6,535,014
Convertible note holders of Classover Inc. prior to merger - Class B [Member]
Common stock, issued	4,433,122
Holders of BFAC public shareholders - Class B [Member]
Common stock, issued	168,356
Rest of Classover DE shareholders prior to merger - Class B [Member]
Common stock, issued	1,531,864
BFAC sponsors - Class B [Member]
Common stock, issued	9,600,000
Founder of Classover DE - Class A [Member]
Common stock, issued	6,535,014
Classover DE equity holders-Series A Preferred Shares [Member]
Common stock, issued	1,000,000
Series A Preferred Shares [Member]
Common stock, issued	1,000,000
Total Class B common shares [Member]
Common stock, issued	15,733,342